UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
"                  Washington, D.C. 20549"

                         FORM 13F

                    FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended June 30, 2000"

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Excalibur Management Corporation
Address: 121 High Street
         Boston				MA		02110-2447

13F File Number:  28-5354

The institutional investment manager filing this report and the peron by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct, and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael A. Delduchetto
Title:   President
Phone:   617-451-6707
"Signature, Place, and Date of Signing:"

"   Michael A. Delduchetto      Boston, Massachusetts       July 31, 2000"

Report Type  (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total:  82

"Form 13F Information Table Value Total:  $194,223,000"


List of Other Included Managers:

none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T WIRELESS GROUP         COM              001957406     1916 68750.00 SH       SOLE                 68750.00
ABBOTT LABORATORIES            COM              002824100      602 13500.00 SH       SOLE                 13500.00
ALLSTATE CORP.                 COM              020002101      216  9700.00 SH       SOLE                  9700.00
AMERICAN EXPRESS COMPANY       COM              025816109      735 14100.00 SH       SOLE                 14100.00
AMERICAN HOME PRODUCTS         COM              026609107     2059 35040.00 SH       SOLE                 35040.00
AMERICAN INTERNATIONAL GROUP   COM              026874107     3918 33347.00 SH       SOLE                 33347.00
AT&T CORP                      COM              001957109     1237 39111.00 SH       SOLE                 39111.00
AVITAR INC                     COM              053801106       23 10000.00 SH       SOLE                 10000.00
BANK OF NEW YORK CO. INC.      COM              064057102     1204 25900.00 SH       SOLE                 25900.00
BELL ATLANTIC                  COM              077853109     2696 53067.00 SH       SOLE                 53067.00
BELLSOUTH                      COM              079860102      799 18736.00 SH       SOLE                 18736.00
BERKSHIRE HATHAWAY INC-CL B    COM              084670207     2286  1299.00 SH       SOLE                  1299.00
BP AMOCO PLC - SPONS ADR       COM              055622104     1163 20568.06 SH       SOLE                 20568.06
BRISTOL-MYERS SQUIBB CO.       COM              110122108     4316 74100.00 SH       SOLE                 74100.00
BROADCOM CORP-CL A             COM                             788  3600.00 SH       SOLE                  3600.00
CARLISLE COMPANIES             COM              142339100      315  7000.00 SH       SOLE                  7000.00
CISCO SYSTEMS                  COM              17275R102    10782 169626.00SH       SOLE                169626.00
CITIGROUP INC                  COM              172967101     3155 52371.00 SH       SOLE                 52371.00
COCA COLA COMPANY              COM              191216100     1643 28600.00 SH       SOLE                 28600.00
COMPUTER SCIENCES CORP         COM              205363104     1397 18700.00 SH       SOLE                 18700.00
CONOCO INC - CL B              COM              208251405     2460 100157.00SH       SOLE                100157.00
DUPONT (E.I.) DE NEMOURS & CO. COM              263534109     9997 228513.00SH       SOLE                228513.00
EASTMAN KODAK                  COM              277461109      257  4325.00 SH       SOLE                  4325.00
ELI LILLY COMPANY              COM              532457108      879  8800.00 SH       SOLE                  8800.00
EMC CORP MASS                  COM              268648102    27070 351850.00SH       SOLE                351850.00
EMERSON ELECTRIC COMPANY       COM              291011104      290  4800.00 SH       SOLE                  4800.00
EXODUS COMMUNICATIONS, INC.    COM                             345  7500.00 SH       SOLE                  7500.00
EXXON MOBIL CORP               COM              30231g102     3774 48072.00 SH       SOLE                 48072.00
FEDERAL NATIONAL MORTGAGE ASSO COM              313586109      775 14850.00 SH       SOLE                 14850.00
FIRST DATA CORP                COM              319963104      734 14800.00 SH       SOLE                 14800.00
FIRST NATL LINCOLN CP/ME       COM              335716106      537 35200.00 SH       SOLE                 35200.00
FIRST UNION CORP               COM              337358105     2459 99106.00 SH       SOLE                 99106.00
GANNETT, INC.                  COM              364730101      718 12000.00 SH       SOLE                 12000.00
GENERAL CABLE CORP             COM              369300108       85 10500.00 SH       SOLE                 10500.00
GENERAL ELECTRIC               COM              369604103    19783 373259.00SH       SOLE                373259.00
GILLETTE CO.                   COM              375766102      229  6560.00 SH       SOLE                  6560.00
GOLDMAN SACHS                  COM              38141g104     1423 15000.00 SH       SOLE                 15000.00
GTE CORP                       COM              362320103     2672 42926.00 SH       SOLE                 42926.00
HOME DEPOT, INC.               COM              437076102     3483 69741.00 SH       SOLE                 69741.00
IMS HEALTH INC                 COM              449934108      450 25000.00 SH       SOLE                 25000.00
INTEL CORP.                    COM              458140100     1858 13900.00 SH       SOLE                 13900.00
INTERNATIONAL BUSINESS MACHINE COM              459200101     3425 31260.00 SH       SOLE                 31260.00
INTERPUBLIC GROUP COS INC      COM              460690100      464 10800.00 SH       SOLE                 10800.00
JDS UNIPHASE CORP              COM                            1103  9200.00 SH       SOLE                  9200.00
JOHNSON & JOHNSON              COM              478160104     2267 22250.00 SH       SOLE                 22250.00
JUNIPER NETWORKS INC           COM                             262  1800.00 SH       SOLE                  1800.00
LUCENT TECHNOLOGIES            COM              549463107      808 13638.00 SH       SOLE                 13638.00
MERCK & COMPANY                COM              589331107    11519 150335.00SH       SOLE                150335.00
MICROSOFT                      COM              594918104     3094 38680.00 SH       SOLE                 38680.00
MINNESOTA MINING & MFG.        COM              604059105     1412 17120.00 SH       SOLE                 17120.00
MORGAN J. P. & CO.             COM              616880100      308  2800.00 SH       SOLE                  2800.00
MORGAN STANLEY, DEAN WITTER, D COM              617446448     1252 15040.00 SH       SOLE                 15040.00
NEWSEDGE CORPORATION           COM              65249Q106      250 100000.00SH       SOLE                100000.00
NEWTON FINANCIAL CORP          COM              652772104      227  8400.00 SH       SOLE                  8400.00
NOKIA CORP. - ADR A            COM                            1195 23920.00 SH       SOLE                 23920.00
ORACLE SYSTEMS CORP            COM                             588  7000.00 SH       SOLE                  7000.00
PEPSICO                        COM              713448108     2284 51400.00 SH       SOLE                 51400.00
PFIZER                         COM              717081103     2647 55150.00 SH       SOLE                 55150.00
PMC - SIERRA INC.              COM                             657  3700.00 SH       SOLE                  3700.00
PNC BANK                       COM              693475105      445  9490.00 SH       SOLE                  9490.00
PROCTER & GAMBLE               COM              742718109     2050 35800.00 SH       SOLE                 35800.00
ROYAL DUTCH PETE NY 5 GUILDR   COM              780257804      246  4000.00 SH       SOLE                  4000.00
RSA SECURITY INC               COM              749719100      312  4500.00 SH       SOLE                  4500.00
SBC COMMUNICATIONS, INC.       COM              78387G103     3804 87946.00 SH       SOLE                 87946.00
SCHERING-PLOUGH CORP.          COM              806605101     2939 58200.00 SH       SOLE                 58200.00
STANDARD & POOR'S DEPOSITARY R COM              78462f103      726  5000.00 SH       SOLE                  5000.00
STATE STREET CORP COM          COM              857477103     2312 21800.00 SH       SOLE                 21800.00
SUN MICROSYSTEMS               COM              866810104      364  4000.00 SH       SOLE                  4000.00
SYSTEMSOFT CORP                COM              871926101        0 47000.00 SH       SOLE                 47000.00
TJX COS.                       COM              872540109     1120 59750.00 SH       SOLE                 59750.00
UNITED TECHNOLOGIES CORP.      COM              913017109      848 14400.00 SH       SOLE                 14400.00
US WEST INC (NEW)COMMON        COM              91273H101     3815 44484.00 SH       SOLE                 44484.00
VALLEY NATIONAL BANCORP        COM              919794107      317 13022.00 SH       SOLE                 13022.00
VODAFONE GROUP PLC ADR         COM              92857T107     7493 180830.00SH       SOLE                180830.00
WACHOVIA CORP                  COM              929771103      521  9600.00 SH       SOLE                  9600.00
WASHINGTON POST B              COM              939640108      220   460.00 SH       SOLE                   460.00
WILMINGTON TRUST CORPORATION   COM              971807102     2266 53000.00 SH       SOLE                 53000.00
WORLDCOM INC                   COM              98157d106     3197 69700.00 SH       SOLE                 69700.00
ACCREDO HEALTH                                                5184 150000.000SH      SOLE               150000.000
NEWSEDGE CORPORATION                            65249Q106      326 130566.000SH      SOLE               130566.000
ALLIANCE GROWTH & INCOME-A     MF                               45 11998.570SH       SOLE                11998.570
VANGUARD INDEX 500 FUND        MF               922908108      379 2823.155 SH       SOLE                 2823.155